EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFITS [Abstract]
Schedule of defined benefit plans

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$

Retirements payments	95,768	71,296
Resignation payments	6,424	7,048
Other obligations	79,387	89,083
Total liability for employee benefits	181,579	167,427

Schedule of movement in retirements and resignation payments and other obligations	Movement in retirements, resignations and other obligations:

	Opening balance	Increase (decrease) current service provision	Benefits paid	Actuarial (gains) losses	Currency translation	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2023	93,488	58,436	(6,701)	(21,198)	(1,407)	122,618
From January 1 to December 31, 2024	122,618	88,112	(10,778)	(21,769)	(10,756)	167,427
From January 1 to December 31, 2025	167,427	17,457	(11,465)	17,216	(9,056)	181,579

Schedule of principal assumptions
The main assumptions used in the calculation of the provision in Chile are presented below:

	For the year ended December 31,
Assumptions	2025	2024

Discount rate	5.41%	5.92%
Expected rate of salary increase	3.00%	3.00%
Rate of turnover	2.80%	2.96%
Mortality rate	RV-2020	RV-2020
Inflation rate	3.00%	3.42%
Retirement age of women	60	60
Retirement age of men	65	65

Schedule of sensitivity analysis for the variables
The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$

Discount rate
Change in the accrued liability an closing for increase in 100 b.p.	(7,199)	(5,267)
Change in the accrued liability an closing for decrease of 100 b.p.	8,318	6,010
Rate of wage growth
Change in the accrued liability an closing for increase in 100 b.p.	7,543	5,570
Change in the accrued liability an closing for decrease of 100 b.p.	(6,819)	(5,056)

Schedule of annual bonus provision	The liability for short-term:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	275,358	183,153
(*)Accounts payables to employees (Note 19 letter b)
Schedule of employment expenses	Employment expenses are detailed below:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$

Salaries and wages	1,504,554	1,337,982	1,268,343
Short-term employee benefits	229,457	243,210	181,565
Other personnel expenses	207,110	157,282	133,429
Total	1,941,121	1,738,474	1,583,337